Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 85,980	$ 64,886	$ 65,368
Income (loss) before income tax	8,067	8,706	(947)
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(241)	(461)	(240)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	23,586	20,325	25,531
Income (loss) before income tax	4,229	6,025	(1,197)
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(241)	(461)	(178)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	62,635	45,022	40,077
Income (loss) before income tax	5,233	3,992	1,544
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales			(62)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	86,221	65,347	65,608
Income (loss) before income tax	9,462	10,017	347
Sales eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(241)	(461)	(240)
Sales eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	241	461	240
Corporate expenses [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income tax	$ (1,395)	$ (1,311)	$ (1,294)